INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 21	$ 20
Additions	(1)	0
Disposals, intangible assets other than goodwill	1	0
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Intangible assets, ending balance	19	21
Disposals, intangible assets other than goodwill	1	0
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	45	43
Additions	4	3
Disposals, intangible assets other than goodwill	8	2
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Intangible assets, ending balance	41	45
Disposals, intangible assets other than goodwill	8	2
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(24)	(23)
Additions	(5)	(3)
Disposals, intangible assets other than goodwill	(7)	(2)
Increase (decrease) through transfers, intangible assets other than goodwill		0
Intangible assets, ending balance	(22)	(24)
Disposals, intangible assets other than goodwill	$ (7)	(2)
Increase (decrease) through transfers, intangible assets other than goodwill		$ 0